Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBPESP - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Statement of Change in Net Asset Available for Benefit [Abstract]
EBP, Investment Sold, Excluding Plan Interest in Master Trust, Cost	$ 1,123,018,382	$ 1,495,448,913
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Note Receivable from Participant	4,092,251	3,126,621
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution	227,996,567	204,686,615
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash and Noncash	191,472,459	175,739,531
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	40,739,086	63,222,794
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	460,208,112	443,648,940
EBP, Change in Net Asset Available for Benefit, Increase	1,587,318,745	1,942,224,474
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	808,571,140	582,829,663
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	1,089,786	1,224,257
EBP, Change in Net Asset Available for Benefit, Decrease	809,660,926	584,053,920
EBP, Change in Net Asset Available for Benefits Prior to Transfers	777,657,819	1,358,170,554
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Change in Plan Interest in Master Trust	779,374,449	1,359,245,998
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan	1,716,630	1,075,444
EBP, Net Asset Available for Benefit	8,292,490,485	7,513,116,036	$ 6,153,870,038
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Investment Sold, Excluding Plan Interest in Master Trust, Cost	1,123,018,382	1,495,448,913
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Note Receivable from Participant	4,092,251	3,126,621
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution	227,996,567	204,686,615
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash and Noncash	191,472,459	175,739,531
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	40,739,086	63,222,794
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	460,208,112	443,648,940
EBP, Change in Net Asset Available for Benefit, Increase	1,587,318,745	1,942,224,474
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	808,571,140	582,829,663
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	1,089,786	1,224,257
EBP, Change in Net Asset Available for Benefit, Decrease	809,660,926	584,053,920
EBP, Change in Net Asset Available for Benefits Prior to Transfers	777,657,819	1,358,170,554
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan	1,716,630	1,075,444
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Change in Plan Interest in Master Trust	779,374,449	1,359,245,998
EBP, Net Asset Available for Benefit	$ 8,292,490,485	$ 7,513,116,036	$ 6,153,870,038